Offerings	Apr. 30, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(a) The transaction value is calculated as the estimated aggregate maximum purchase price for Shares. The fee of $9,083.11, calculated at $138.10 per $1,000,000 of the transaction value, was paid in connection with the filing of the Schedule TO-I by SkyBridge Opportunity Fund (File No. 005-79005) on January 27, 2026 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer. (b) Calculated at $138.10 per $1,000,000 of the transaction value.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 65,772,008.11
Amount of Registration Fee	$ 9,083.11
Offering Note	(a) The transaction value is calculated as the estimated aggregate maximum purchase price for Shares. The fee of $9,083.11, calculated at $138.10 per $1,000,000 of the transaction value, was paid in connection with the filing of the Schedule TO-I by SkyBridge Opportunity Fund (File No. 005-79005) on January 27, 2026 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer. (b) Calculated at $138.10 per $1,000,000 of the transaction value.